PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
COST
Balance, beginning	$ 16,305	$ 119,140
Additions (Disposals)	(102,835)	(102,835)
Balance, ending	16,305	16,305
ACCUMULATED DEPRECIATION
Balance, beginning	15,226	26,652
Depreciation	(1,079)	(11,426)
Balance, ending	16,305	15,226
Property and equipment, beginning	1,079	1,079
Property and equipment, ending		1,079
Land [member]
COST
Balance, beginning		84,127
Additions (Disposals)		(84,127)
Balance, ending
ACCUMULATED DEPRECIATION
Balance, beginning
Depreciation
Balance, ending
Property and equipment, beginning
Property and equipment, ending
Buildings [member]
COST
Balance, beginning		18,708
Additions (Disposals)		(18,708)
Balance, ending
ACCUMULATED DEPRECIATION
Balance, beginning		11,694
Depreciation		(11,694)
Balance, ending
Property and equipment, beginning
Property and equipment, ending
Vehicles [member]
COST
Balance, beginning	6,920	6,920
Additions (Disposals)
Balance, ending	6,920	6,920
ACCUMULATED DEPRECIATION
Balance, beginning	6,920	6,920
Depreciation
Balance, ending	6,920	6,920
Property and equipment, beginning
Property and equipment, ending
Computer hardware [member]
COST
Balance, beginning	5,926	5,926
Additions (Disposals)
Balance, ending	5,926	5,926
ACCUMULATED DEPRECIATION
Balance, beginning	5,689	5,632
Depreciation	237	57
Balance, ending	5,926	5,689
Property and equipment, beginning	237	237
Property and equipment, ending		237
Equipment [member]
COST
Balance, beginning	3,459	3,459
Additions (Disposals)
Balance, ending	3,459	3,459
ACCUMULATED DEPRECIATION
Balance, beginning	2,617	2,406
Depreciation	842	211
Balance, ending	3,459	2,617
Property and equipment, beginning	842	842
Property and equipment, ending		$ 842